Document and Entity Information	12 Months Ended
Dec. 31, 2025 shares
Entity Registrant Name	XTRA-GOLD RESOURCES CORP
Entity Central Index Key	0001288770
Current Fiscal Year End Date	--12-31
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Document Type	20-F
Amendment Flag	false
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Shell Company Report	false
Document Period End Date	Dec. 31, 2025
Entity File Number	333-183376
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Monte Carlo #7
Entity Address, Address Line Two	Paradise Island
Entity Address, City or Town	Nassau
Entity Address, Country	BS
Entity Address, Postal Zip Code	00000
Title of 12(b) Security	Common shares
Entity Common Stock, Shares Outstanding	46,682,117
Entity Well Known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Auditor Name	L J Soldinger Associates, LLC
Auditor Location	Deer Park, IL
Auditor Firm ID	318
Auditor Opinion [Text Block]

Opinion on the Financial Statements

We have audited the accompanying consolidated balance sheets of Xtra Gold Resources Corp. (the "Company") as of December 31, 2025 and 2024, and the related consolidated statements of operations, stockholders' equity, and cash flows for each of the years in the two-year period ended December 31, 2025, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Company as of December 31, 2025 and 2024, and the results of its operations and its cash flows for each of the years in the two-year period ended December 31, 2025, in conformity with accounting principles generally accepted in the United States of America.

Document Financial Statement Error Correction [Flag]	false
Business Contact [Member]
Contact Personnel Name	James Longshore
Entity Address, Address Line One	Shirley Street Plaza
Entity Address, Address Line Two	Suite 2150
Entity Address, City or Town	Nassau
Entity Address, Country	BS
Entity Address, Postal Zip Code	59217
City Area Code	242
Local Phone Number	363-3864